UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FORM N-Q

MARCH 31, 2015

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 82.6%
CONSUMER DISCRETIONARY - 15.5%
Auto Components - 0.3%
Europcar Groupe SA, Senior Notes	11.500%	5/15/17	100,000	EUR	$121,472	(a)
Europcar Groupe SA, Senior Notes	9.375%	4/15/18	395,000	EUR	446,491	(a)

Total Auto Components					567,963

Automobiles - 0.4%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	230,000		256,245
General Motors Co., Senior Notes	5.200%	4/1/45	500,000		544,805

Total Automobiles					801,050

Distributors - 0.2%
LKQ Corp., Senior Notes	4.750%	5/15/23	380,000		374,300

Diversified Consumer Services - 0.9%
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	160,000	GBP	264,095
EC Finance PLC, Senior Secured Notes	5.125%	7/15/21	440,000	EUR	500,806	(a)
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Senior Secured Notes	9.750%	4/1/21	220,000		244,200
Service Corp. International, Senior Notes	7.500%	4/1/27	290,000		340,750
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	330,000		348,150

Total Diversified Consumer Services					1,698,001

Hotels, Restaurants & Leisure - 4.6%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	630,000		655,200	(a)
24 Hour Holdings III LLC, Senior Notes	8.000%	6/1/22	220,000		188,100	(a)
Bossier Casino Venture Holdco Inc.	11.000%	2/9/18	112,740		115,559	(b)(c)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	513,432		442,681	(a)(b)(c)(d)
Carrols Restaurant Group Inc., Senior Secured Notes	11.250%	5/15/18	450,000		480,937
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	270,000		267,975
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	225,000		225,563	(a)
Cleopatra Finance Ltd., Senior Secured Notes	6.500%	2/15/25	570,000		551,475	(a)
Downstream Development Quapaw, Senior Secured Notes	10.500%	7/1/19	390,000		346,125	(a)
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., Senior Secured Notes	10.250%	6/15/15	265,000		1,007	(a)(e)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	440,000		466,400	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	730,000		771,975
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	660,000		688,050	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	460,000		495,650	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	223,000	GBP	314,725	(f)
MCE Finance Ltd., Senior Notes	5.000%	2/15/21	1,550,000		1,457,000	(a)
MGM Resorts International, Senior Notes	6.625%	12/15/21	220,000		236,088
Nathan’s Famous Inc., Senior Secured Notes	10.000%	3/15/20	150,000		158,250	(a)
NCL Corp. Ltd., Senior Notes	5.250%	11/15/19	1,180,000		1,215,400	(a)

Total Hotels, Restaurants & Leisure					9,078,160

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Household Durables - 1.8%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	470,000		$501,725	(a)(d)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	5.875%	4/1/23	360,000		368,100	(a)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	610,000		617,625	(a)
Toll Brothers Finance Corp., Senior Notes	6.750%	11/1/19	280,000		317,800
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	490,000		532,875
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	490,000		507,762
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	700,000		673,750	(a)

Total Household Durables					3,519,637

Media - 5.4%
Carmike Cinemas Inc., Secured Notes	7.375%	5/15/19	170,000		181,050
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	6.625%	1/31/22	250,000		268,125
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	150,000		156,375
Clear Channel Worldwide Holdings Inc., Senior Subordinated Notes	7.625%	3/15/20	120,000		124,800
DISH DBS Corp., Senior Notes	7.875%	9/1/19	120,000		134,400
DISH DBS Corp., Senior Notes	5.875%	7/15/22	770,000		784,437
DISH DBS Corp., Senior Notes	5.875%	11/15/24	610,000		612,287
Gannett Co. Inc., Senior Notes	4.875%	9/15/21	210,000		214,725	(a)
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	240,000		241,500	(a)
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	430,000		367,113
Lynx II Corp., Senior Notes	7.000%	4/15/23	210,000	GBP	340,329	(a)
MDC Partners Inc., Senior Notes	6.750%	4/1/20	400,000		423,000	(a)
MediaNews Group Inc.	12.000%	12/31/18	200,000		200,000	(c)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	1,099,240		1,104,461	(a)(d)
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	770,000		780,587	(a)
Numericable-SFR, Senior Secured Bonds	6.250%	5/15/24	300,000		304,125	(a)
Ottawa Holdings Pte Ltd., Senior Secured Notes	5.875%	5/16/18	600,000		501,000	(g)
Polish Television Holding BV, Senior Secured Bonds	11.000%	1/15/21	100,000	EUR	129,299	(a)(d)
TVN Finance Corp. III AB, Senior Bonds	7.375%	12/15/20	151,000	EUR	181,806	(a)
TVN Finance Corp. III AB, Senior Notes	7.875%	11/15/18	50,000	EUR	56,182	(a)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	760,000		815,100	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	940,000		1,005,800	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	10/15/24	480,000	GBP	768,105	(a)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	300,000		312,090	(a)
Vougeot Bidco PLC, Senior Secured Notes	7.875%	7/15/20	100,000	GBP	156,499	(a)
WMG Acquisition Corp., Senior Notes	6.750%	4/15/22	420,000		400,050	(a)

Total Media					10,563,245

Multiline Retail - 0.2%
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	370,000		394,050	(a)(d)

Specialty Retail - 1.5%
AA Bond Co., Ltd., Secured Notes	9.500%	7/31/19	120,000	GBP	198,034	(a)
AA Bond Co., Ltd., Secured Notes	5.500%	7/31/22	200,000	GBP	300,210	(a)
CST Brands Inc., Senior Notes	5.000%	5/1/23	180,000		184,500
Dufry Finance SCA, Senior Notes	5.500%	10/15/20	540,000		565,149	(a)
GameStop Corp., Senior Notes	5.500%	10/1/19	430,000		446,125	(a)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	1,010,000		742,350	(a)
Spencer Spirit Holdings Inc., Senior Notes	9.000%	5/1/18	540,000		548,775	(a)(d)

Total Specialty Retail					2,985,143

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Textiles, Apparel & Luxury Goods - 0.2%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	200,000		$162,000	(a)
William Carter Co., Senior Notes	5.250%	8/15/21	250,000		260,000

Total Textiles, Apparel & Luxury Goods					422,000

TOTAL CONSUMER DISCRETIONARY					30,403,549

CONSUMER STAPLES - 4.3%
Beverages - 1.1%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	390,000		384,150	(a)
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	510,000		525,937
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	700,000		742,000
DS Services of America Inc., Secured Notes	10.000%	9/1/21	450,000		531,000	(a)

Total Beverages					2,183,087

Food & Staples Retailing - 0.4%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	440,000		419,650	(a)
Family Tree Escrow LLC, Senior Notes	5.750%	3/1/23	410,000		433,575	(a)

Total Food & Staples Retailing					853,225

Food Products - 2.5%
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	200,000	GBP	274,800	(g)
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	120,000	GBP	165,770	(a)
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	500,000		508,750	(a)
H.J. Heinz Co., Secured Notes	4.250%	10/15/20	80,000		82,180
H.J. Heinz Co., Secured Notes	4.875%	2/15/25	180,000		195,525	(a)
JBS Investment GmbH, Senior Notes	7.250%	4/3/24	540,000		552,150	(a)
Labeyrie Fine Foods SAS, Senior Secured Bonds	5.625%	3/15/21	180,000	EUR	206,368	(a)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	560,000		477,400	(a)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	400,000		382,000	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	600,000		615,000	(a)
R&R Ice Cream PLC, Senior Secured Notes	5.500%	5/15/20	100,000	GBP	152,419	(a)
R&R Ice Cream PLC, Senior Secured Notes	8.250%	5/15/20	390,000	AUD	294,868	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	560,000		554,400	(a)
Tonon Bioenergia S.A., Senior Notes	9.250%	1/24/20	600,000		179,700	(g)
Virgolino de Oliveira Finance Ltd., Senior Notes	10.500%	1/28/18	350,000		21,000	(e)(g)
Virgolino de Oliveira Finance SA, Senior Secured Notes	10.875%	1/13/20	520,000		102,960	(a)(e)
Wells Enterprises Inc., Senior Secured Notes	6.750%	2/1/20	144,000		146,880	(a)

Total Food Products					4,912,170

Tobacco - 0.3%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	650,000		575,250

TOTAL CONSUMER STAPLES					8,523,732

ENERGY - 12.4%
Energy Equipment & Services - 2.1%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	400,000		386,000
CGG, Senior Notes	6.500%	6/1/21	430,000		345,075
CGG, Senior Notes	6.875%	1/15/22	1,020,000		816,000
Exterran Partners LP/EXLP Finance Corp., Senior Notes	6.000%	10/1/22	190,000		174,800
FTS International Inc., Senior Secured Notes	6.250%	5/1/22	500,000		370,000	(a)
Gulfmark Offshore Inc., Senior Notes	6.375%	3/15/22	300,000		237,750
Hercules Offshore Inc., Senior Notes	8.750%	7/15/21	330,000		97,350	(a)(b)
Hercules Offshore Inc., Senior Notes	7.500%	10/1/21	260,000		74,100	(a)(b)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	510,000		140,250	(a)(b)
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	290,000		230,550	(a)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Energy Equipment & Services - (continued)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	310,000	$201,500
Offshore Drilling Holding SA, Senior Secured Notes	8.625%	9/20/20	510,000	411,060	(a)
Parker Drilling Co., Senior Notes	6.750%	7/15/22	310,000	247,225
TMK OAO Via TMK Capital SA, Senior Notes	6.750%	4/3/20	600,000	469,200	(g)

Total Energy Equipment & Services				4,200,860

Oil, Gas & Consumable Fuels - 10.3%
Antero Resources Corp., Senior Notes	5.375%	11/1/21	130,000	126,588
Antero Resources Corp., Senior Notes	5.125%	12/1/22	390,000	376,350
Arch Coal Inc., Senior Notes	9.875%	6/15/19	640,000	192,000
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Senior Notes	6.625%	10/1/20	160,000	165,600
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	120,000	98,100
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	260,000	203,450
California Resources Corp., Senior Notes	6.000%	11/15/24	400,000	353,000	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.625%	8/1/20	364,000	413,140
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	160,000	165,200
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	480,000	504,000
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Senior Notes	6.375%	3/15/24	290,000	252,300
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	260,000	114,400
Crestwood Midstream Partners LP, Senior Notes	6.000%	12/15/20	10,000	10,100
Crestwood Midstream Partners LP, Senior Notes	6.125%	3/1/22	430,000	435,375
CVR Refining LLC/Coffeyville Finance Inc., Secured Notes	6.500%	11/1/22	380,000	381,900
El Paso Corp., Medium-Term Notes	7.750%	1/15/32	330,000	408,205
EXCO Resources Inc., Senior Notes	8.500%	4/15/22	350,000	198,187
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	680,000	618,800	(a)
Gulfport Energy Corp., Senior Notes	7.750%	11/1/20	130,000	133,900
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	350,000	248,500
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	660,000	462,000
Hiland Partners LP/Hiland Partners Finance Corp., Senior Notes	5.500%	5/15/22	170,000	175,100	(a)
Indo Energy Finance BV, Senior Secured Notes	7.000%	5/7/18	500,000	412,500	(g)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.500%	9/15/21	220,000	175,038
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	580,000	519,100
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	4.875%	12/1/24	660,000	678,084
MEG Energy Corp., Senior Notes	7.000%	3/31/24	820,000	776,950	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	650,000	380,250	(e)
Murphy Oil USA Inc., Senior Notes	6.000%	8/15/23	380,000	409,450
Murray Energy Corp., Senior Secured Notes	9.500%	12/5/20	440,000	495,000	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	220,000	212,300
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	11.750%	5/15/19	380,000	286,900
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	5.125%	7/15/19	250,000	246,250
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	6.875%	10/15/21	310,000	325,500
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	70,000	68,600
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	210,000	204,750
Pacific Drilling V Ltd., Senior Secured Notes	7.250%	12/1/17	2,950,000	2,669,750	(a)
Pacific Rubiales Energy Corp., Senior Notes	7.250%	12/12/21	390,000	261,183	(g)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	390,000	395,850	(a)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	796,000	527,350	(g)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	490,000	498,575	(a)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
QEP Resources Inc., Senior Notes	6.875%	3/1/21	50,000		$53,375
QEP Resources Inc., Senior Notes	5.375%	10/1/22	420,000		414,750
QEP Resources Inc., Senior Notes	5.250%	5/1/23	160,000		157,600
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	230,000		39,675	(e)
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	100,000		109,000
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.000%	10/1/22	330,000		344,850
Rice Energy Inc., Senior Notes	6.250%	5/1/22	550,000		539,000
Rockies Express Pipeline LLC, Senior Notes	5.625%	4/15/20	230,000		241,523	(a)
Samson Investment Co., Senior Notes	9.750%	2/15/20	820,000		229,600
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	670,000		653,250
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	320,000		264,800	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	240,000		250,800
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	510,000		485,775
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	188,000		197,870
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	240,000		219,600	(a)
Ultra Petroleum Corp., Senior Notes	5.750%	12/15/18	520,000		471,900	(a)

Total Oil, Gas & Consumable Fuels					20,252,943

TOTAL ENERGY					24,453,803

FINANCIALS - 9.5%
Banks - 4.2%
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	250,000		342,831	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	220,000		257,950
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	200,000		214,683	(f)(h)
CIT Group Inc., Senior Notes	5.000%	8/1/23	1,590,000		1,633,725
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	340,000		348,075	(f)(h)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Junior Subordinated Notes	11.000%	6/30/19	90,000		116,100	(a)(f)(h)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	300,000		356,130	(a)(f)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,350,000		1,380,375	(f)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	410,000		420,250	(f)(h)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	250,000		244,687	(f)(h)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	530,000		548,550	(h)
Novo Banco SA, Senior Notes	5.875%	11/9/15	100,000	EUR	108,520	(g)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	600,000		759,000	(f)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	320,000		356,561
Royal Bank of Scotland NV, Subordinated Notes	7.750%	5/15/23	160,000		194,332
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	1,050,000	AUD	932,267	(f)(g)

Total Banks					8,214,036

Consumer Finance - 0.3%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	220,000		275,825
First Cash Financial Services Inc., Senior Notes	6.750%	4/1/21	150,000		155,250
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	380,000		271,700	(a)

Total Consumer Finance					702,775

Diversified Financial Services - 2.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	360,000		373,050	(a)
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	1,020,000		1,059,525	(a)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	1,280,000		1,627,200
Thomas Cook Finance PLC, Senior Bonds	6.750%	6/15/21	740,000	EUR	856,356	(a)

Total Diversified Financial Services					3,916,131

Insurance - 0.2%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	190,000		200,450	(a)
Genworth Holdings Inc., Senior Notes	7.700%	6/15/20	170,000		181,475

Total Insurance					381,925

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Real Estate Investment Trusts (REITs) - 1.3%
CB Richard Ellis Services Inc., Senior Notes	5.250%	3/15/25	940,000		$1,012,850
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.875%	6/1/21	480,000		492,000
Geo Group Inc., Senior Notes	5.875%	10/15/24	490,000		512,050
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	500,000		505,000	(g)

Total Real Estate Investment Trusts (REITs)					2,521,900

Real Estate Management & Development - 1.5%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	720,000		633,600
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	850,000		847,875
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	540,000		568,350	(a)
Tesco Property Finance 6 PLC, Senior Secured Notes	5.411%	7/13/44	249,811	GBP	368,002	(g)
Yuzhou Properties Co., Ltd., Senior Bonds	8.750%	10/4/18	550,000		528,000	(g)

Total Real Estate Management & Development					2,945,827

TOTAL FINANCIALS					18,682,594

HEALTH CARE - 5.5%
Health Care Equipment & Supplies - 0.4%
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	810,000		796,837

Health Care Providers & Services - 3.7%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	247,000		277,875
Acadia Healthcare Co. Inc., Senior Notes	6.125%	3/15/21	330,000		344,025
Acadia Healthcare Co. Inc., Senior Notes	5.625%	2/15/23	350,000		357,875	(a)
DJO Finance LLC/DJO Finance Corp., Senior Notes	9.875%	4/15/18	510,000		532,950	(b)
DJO Finance LLC/DJO Finance Corp., Senior Subordinated Notes	9.750%	10/15/17	160,000		164,800	(b)
ExamWorks Group Inc., Senior Notes	9.000%	7/15/19	480,000		510,000
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	710,000		784,550	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	440,000		463,100	(a)
HCA Inc., Senior Notes	7.500%	2/15/22	170,000		198,688
HCA Inc., Senior Secured Notes	5.000%	3/15/24	320,000		340,000
HomeVi SAS, Senior Secured Bonds	6.875%	8/15/21	840,000	EUR	964,177	(a)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	730,000		761,025
Kindred Healthcare Inc., Senior Secured Notes	8.750%	1/15/23	180,000		198,000	(a)
Surgical Care Affiliates Inc., Senior Notes	6.000%	4/1/23	300,000		303,750	(a)
Unilabs Subholding AB, Senior Secured Notes	8.500%	7/15/18	460,000	EUR	518,109	(a)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	640,000		563,200

Total Health Care Providers & Services					7,282,124

Pharmaceuticals - 1.4%
Almirall SA, Senior Notes	4.625%	4/1/21	180,000	EUR	206,721	(a)
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	207,000	EUR	236,488	(g)
JLL/Delta Dutch Newco BV, Senior Notes	7.500%	2/1/22	530,000		553,187	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	490,000		495,513	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	570,000		577,125	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	680,000		705,500	(a)

Total Pharmaceuticals					2,774,534

TOTAL HEALTH CARE					10,853,495

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INDUSTRIALS - 13.8%
Aerospace & Defense - 1.4%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	670,000		$572,850	(a)
Ducommun Inc., Senior Notes	9.750%	7/15/18	710,000		754,375
Erickson Inc., Secured Notes	8.250%	5/1/20	659,000		535,108
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	290,000		293,625	(a)
Orbital ATK Inc., Senior Notes	5.250%	10/1/21	470,000		479,400	(a)
Triumph Group Inc., Senior Notes	5.250%	6/1/22	170,000		167,875

Total Aerospace & Defense					2,803,233

Air Freight & Logistics - 0.4%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	700,000		743,750	(a)

Airlines - 1.5%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	170,000		178,832	(a)
American Airlines, Pass-Through Trust, Secured Bonds	5.625%	1/15/21	237,548		248,238	(a)
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	169,564		183,977	(a)
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	486,218		508,098	(a)
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	70,098		78,159
United Airlines Inc., Pass-Through Certificates	7.373%	12/15/15	502,597		517,323
United Airlines Inc., Pass-Through Certificates	8.388%	11/1/20	62,900		64,355
United Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	203,513		217,250
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.750%	4/11/22	80,000		81,200
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.625%	9/3/22	390,000		392,437
US Airways, Pass-Through Trust, Secured Bonds	6.750%	6/3/21	461,350		498,258

Total Airlines					2,968,127

Building Products - 0.9%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	470,000		428,875	(a)
Griffon Corp., Senior Notes	5.250%	3/1/22	960,000		950,736
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	160,000		142,400	(a)
USG Corp., Senior Notes	5.500%	3/1/25	230,000		235,175	(a)

Total Building Products					1,757,186

Commercial Services & Supplies - 2.1%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	330,000		325,875	(a)
JM Huber Corp., Senior Notes	9.875%	11/1/19	250,000		271,563	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	590,000		580,412
Paprec Holding, Senior Secured Bonds	5.250%	4/1/22	100,000	EUR	111,005	(a)
Paprec Holding, Subordinated Bonds	7.375%	4/1/23	100,000	EUR	111,800	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	413,000		439,845	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	180,000		179,100	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	1,030,000		1,068,625
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	630,000		643,387
West Corp., Senior Notes	5.375%	7/15/22	290,000		284,200	(a)

Total Commercial Services & Supplies					4,015,812

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Construction & Engineering - 1.9%
AECOM, Senior Notes	5.875%	10/15/24	210,000		$221,025	(a)
Astaldi SpA, Senior Bonds	7.125%	12/1/20	280,000	EUR	325,234	(a)
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	530,000		405,450	(a)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	1,136,000		908,232	(a)
Grupo Isolux Corsan Finance BV, Senior Bonds	6.625%	4/15/21	620,000	EUR	588,323	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	590,000		554,600	(a)(d)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	470,000		464,125	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	390,000		312,000	(a)

Total Construction & Engineering					3,778,989

Electrical Equipment - 0.7%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	340,000		353,600	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	340,000		345,100	(a)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	100,000	EUR	116,288	(a)
WESCO Distribution Inc., Senior Notes	5.375%	12/15/21	560,000		572,600

Total Electrical Equipment					1,387,588

Engineering & Construction - 0.1%
Novafives SAS, Senior Secured Notes	4.500%	6/30/21	200,000	EUR	213,437	(a)

Machinery - 1.1%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	280,000		289,800	(a)
Dematic SA/DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	885,000		929,250	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	390,000		420,225
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	153,000	EUR	181,294	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	142,832	EUR	169,245	(g)
SIG Combibloc Holdings SCA, Senior Bonds	7.750%	2/15/23	210,000	EUR	239,260	(a)

Total Machinery					2,229,074

Marine - 0.8%
Horizon Lines LLC, Senior Secured Notes	11.000%	10/15/16	307,000		308,535	(b)
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	740,000		747,400	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	480,000		457,200

Total Marine					1,513,135

Road & Rail - 1.0%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	470,000		479,400	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	210,000		212,100	(a)
Gategroup Finance Luxembourg SA, Senior Notes	6.750%	3/1/19	100,000	EUR	113,977	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	880,000		913,000	(a)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	230,000		201,250	(a)

Total Road & Rail					1,919,727

Trading Companies & Distributors - 0.9%
Ashtead Capital Inc., Secured Notes	5.625%	10/1/24	510,000		532,950	(a)
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	830,000		888,100	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	350,000		362,250

Total Trading Companies & Distributors					1,783,300

Transportation - 1.0%
CMA CGM, Senior Notes	8.875%	4/15/19	600,000	EUR	672,595	(a)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	700,000		707,000	(a)(d)
Syncreon Group BV/Syncreon Global Finance U.S. Inc., Senior Notes	8.625%	11/1/21	780,000		670,800	(a)

Total Transportation					2,050,395

TOTAL INDUSTRIALS					27,163,753

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INFORMATION TECHNOLOGY - 1.8%
Electronic Equipment, Instruments & Components - 0.3%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	500,000		$505,000

Internet Software & Services - 0.1%
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	240,000		267,600

IT Services - 0.9%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	420,000		324,450	(a)
First Data Corp., Senior Notes	12.625%	1/15/21	520,000		617,500
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	568,000		659,590
Interactive Data Corp., Senior Notes	5.875%	4/15/19	210,000		213,150	(a)

Total IT Services					1,814,690

Software - 0.5%
ACI Worldwide Inc., Senior Notes	6.375%	8/15/20	390,000		409,013	(a)
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	390,000		416,325	(a)
Audatex North America Inc., Senior Notes	6.000%	6/15/21	50,000		53,125	(a)

Total Software					878,463

TOTAL INFORMATION TECHNOLOGY					3,465,753

MATERIALS - 9.5%
Chemicals - 0.4%
Hexion Inc., Senior Secured Notes	8.875%	2/1/18	300,000		265,500
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	290,000		266,800
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	200,000		185,500	(a)(d)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	150,000	EUR	174,997	(a)

Total Chemicals					892,797

Construction Materials - 1.6%
American Builders & Contractors Supply Co. Inc., Senior Notes	5.625%	4/15/21	390,000		395,850	(a)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	400,000		456,000	(g)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	260,000		296,400	(a)
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	770,000		761,530	(a)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	410,000		415,002	(a)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	420,000		349,650	(a)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	400,000		384,000	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	60,000		56,700	(a)

Total Construction Materials					3,115,132

Containers & Packaging - 3.0%
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	925,000		994,375	(a)
Ardagh Packaging Finance PLC, Senior Notes	9.250%	10/15/20	375,000	EUR	433,460	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	139,412		140,283	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.750%	1/31/21	390,000		395,850	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.271%	12/15/19	670,000		655,763	(a)(f)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	460,000		480,700	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	660,000		678,150	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	1,720,000		1,763,000
SGD Group SAS, Senior Secured Bonds	5.625%	5/15/19	250,000	EUR	276,407	(a)

Total Containers & Packaging					5,817,988

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - 3.8%
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	370,000		$360,288	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	520,000		445,900
Evraz Group SA, Notes	6.750%	4/27/18	1,170,000		1,102,140	(a)
Evraz Group SA, Senior Notes	9.500%	4/24/18	370,000		379,849	(g)
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	220,000		190,025	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	790,000		586,575	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	420,000		31,500	(a)(b)(e)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	4,177		0	(a)(b)(c)(i)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	250,000		243,125	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	120,000		152,308
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	430,000		435,375
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	770,000		807,537	(a)(d)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	620,000	EUR	700,193	(a)(d)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	630,000		683,550	(a)(d)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	360,000		308,700	(a)
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	230,000		246,100
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	480,000		415,200
Thompson Creek Metals Co. Inc., Senior Secured Notes	9.750%	12/1/17	130,000		134,550
Tupy Overseas SA, Senior Bonds	6.625%	7/17/24	300,000		289,500	(a)

Total Metals & Mining					7,512,415

Paper & Forest Products - 0.7%
Appvion Inc., Secured Notes	9.000%	6/1/20	860,000		569,750	(a)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	300,000		289,800
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	520,000		487,500

Total Paper & Forest Products					1,347,050

TOTAL MATERIALS					18,685,382

TELECOMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 3.5%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	437,000		392,732	(a)
CenturyLink Inc., Senior Notes	6.450%	6/15/21	320,000		346,800
CenturyLink Inc., Senior Notes	5.800%	3/15/22	250,000		261,562
CenturyLink Inc., Senior Notes	6.750%	12/1/23	160,000		176,800
CenturyLink Inc., Senior Notes	5.625%	4/1/25	120,000		121,050	(a)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	690,000		691,725	(a)
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	400,000		402,600	(a)
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	550,000		521,125
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	150,000		154,875
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	280,000		289,100
Level 3 Financing Inc., Senior Notes	7.000%	6/1/20	120,000		128,700
Oi SA, Senior Notes	5.750%	2/10/22	380,000		313,690	(g)
Telefonica Emisiones SAU, Senior Notes	5.462%	2/16/21	840,000		961,201
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	220,000		194,370	(g)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	970,000		970,000	(a)
UPCB Finance V Ltd., Senior Secured Notes	7.250%	11/15/21	170,000		183,813	(a)
Windstream Corp., Senior Notes	7.500%	4/1/23	600,000		576,000
Ziggo Bond Finance BV, Senior Notes	5.875%	1/15/25	200,000		210,250	(a)

Total Diversified Telecommunication Services					6,896,393

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 4.9%
Altice Financing SA, Senior Secured Notes	7.875%	12/15/19	944,000		$1,005,360	(a)
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	100,000	EUR	114,111	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	400,000		414,000	(a)
Altice Finco SA, Senior Notes	7.625%	2/15/25	550,000		566,500	(a)
Matterhorn Midco & Cy SCA, Senior Notes	7.750%	2/15/20	330,000	EUR	378,074	(a)
Play Finance 1 SA, Senior Secured Bonds	6.500%	8/1/19	200,000	EUR	228,329	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	820,000		756,450
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,060,000		1,099,750
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	180,000		207,000	(a)
Sprint Corp., Senior Notes	7.875%	9/15/23	1,970,000		2,019,250
Sprint Corp., Senior Notes	7.625%	2/15/25	560,000		560,000
T-Mobile USA Inc., Senior Notes	6.125%	1/15/22	100,000		103,500
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	730,000		749,849
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	1,130,000		1,077,737	(g)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	290,000		276,588	(a)

Total Wireless Telecommunication Services					9,556,498

TOTAL TELECOMMUNICATION SERVICES					16,452,891

UTILITIES - 1.9%
Electric Utilities - 1.1%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	120,000		133,200
GenOn REMA LLC, Pass-Through Certificates	9.237%	7/2/17	716,027		758,988
GenOn REMA LLC, Pass-Through Certificates	9.681%	7/2/26	480,000		518,400
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	78,194		78,780
Viridian Group FundCo II Ltd., Senior Secured Notes	7.500%	3/1/20	590,000	EUR	653,271	(a)

Total Electric Utilities					2,142,639

Gas Utilities - 0.3%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	60,000		74,817
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.500%	6/1/24	510,000		524,025

Total Gas Utilities					598,842

Independent Power and Renewable Electricity Producers - 0.5%
AES Corp., Senior Notes	4.875%	5/15/23	600,000		588,000
AES Corp., Senior Notes	5.500%	3/15/24	60,000		60,150
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	7.875%	8/15/21	260,000		260,650	(a)

Total Independent Power and Renewable Electricity Producers					908,800

TOTAL UTILITIES					3,650,281

TOTAL CORPORATE BONDS & NOTES (Cost - $170,843,257)					162,335,233

ASSET-BACKED SECURITIES - 0.4%
Dryden Senior Loan Fund, 2013-26A E	4.753%	7/15/25	250,000		222,750	(a)(f)
Treman Park CLO LLC, 2015-1A E	4.121%	4/20/27	500,000		482,500	(a)(c)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $712,252)					705,250

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONVERTIBLE BONDS & NOTES - 0.2%
MATERIALS - 0.2%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	130,000		$119,194

Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	339,390		249,451	(a)(b)(d)

TOTAL MATERIALS					368,645

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	498,100	MXN	58,779	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $524,801)					427,424

SENIOR LOANS - 2.9%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.2%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	450,000		456,750	(j)(k)

Specialty Retail - 0.4%
Camping World Inc., Term Loan	5.750%	2/20/20	616,000		621,968	(j)(k)
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	220,000		168,162	(j)(k)

Total Specialty Retail					790,130

TOTAL CONSUMER DISCRETIONARY					1,246,880

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	170,000		171,275	(j)(k)

HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Physiotherapy Associates Holdings Inc., Exit Term Loan	11.000%	1/2/17	430,000		429,731	(b)(j)(k)
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	720,000		713,700	(j)(k)

TOTAL HEALTH CARE					1,143,431

MATERIALS - 0.3%
Chemicals - 0.3%
Kerling PLC, EUR Term Loan	10.000%	6/30/16	300,000	EUR	328,220	(j)(k)
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	339,734		349,077	(j)(k)

TOTAL MATERIALS					677,297

UTILITIES - 1.3%
Electric Utilities - 0.2%
Panda Temple Power LLC, 2015 Term Loan B	—	3/4/22	450,000		445,500	(l)

Independent Power and Renewable Electricity Producers - 1.1%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	2,008,608		2,019,489	(j)(k)

TOTAL UTILITIES					2,464,989

TOTAL SENIOR LOANS (Cost - $5,796,391)					5,703,872

SOVEREIGN BONDS - 3.1%
Brazil - 0.4%
Federative Republic of Brazil, Notes	10.000%	1/1/17	2,657,000	BRL	793,390

Mexico - 2.0%
United Mexican States, Bonds	6.500%	6/9/22	56,816,000	MXN	3,902,841

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Venezuela - 0.7%
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	3,904,000	$1,424,960	(g)

TOTAL SOVEREIGN BONDS (Cost - $8,549,955)				6,121,191

			SHARES
COMMON STOCKS - 1.5%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Ford Motor Co.			25,160	406,082
General Motors Co.			3,974	149,025

Total Automobiles				555,107

Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			26,303	0	*(b)(c)(i)

Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			2	55,124	*(b)

TOTAL CONSUMER DISCRETIONARY				610,231

ENERGY - 0.3%
Energy Equipment & Services - 0.3%
KCAD Holdings I Ltd.			75,024,286	652,036	*(b)(c)

FINANCIALS - 0.4%
Banks - 0.4%
Citigroup Inc.			3,909	201,392
JPMorgan Chase & Co.			9,026	546,795

TOTAL FINANCIALS				748,187

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY			SHARES	VALUE
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Physiotherapy Associates Holdings Inc.			5,500	$456,500	*(b)(c)

INDUSTRIALS - 0.2%
Marine - 0.2%
DeepOcean Group Holding AS			19,935	267,468	*(b)(c)

MATERIALS - 0.1%
Metals & Mining - 0.1%
Mirabela Nickel Ltd.			871,025	92,488	*(c)

TOTAL COMMON STOCKS (Cost - $2,805,367)				2,826,910

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rex Energy Corp. (Cost - $160,000)	6.000%		1,600	71,168

PREFERRED STOCKS - 2.0%
FINANCIALS - 2.0%
Consumer Finance - 1.5%
GMAC Capital Trust I	8.125%		108,442	2,846,602	(f)

Diversified Financial Services - 0.5%
Citigroup Capital XIII	7.875%		36,975	980,577	(f)

TOTAL PREFERRED STOCKS (Cost - $3,736,226)				3,827,179

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Jack Cooper Holdings Corp.		12/15/17	627	43,890	*(a)
Jack Cooper Holdings Corp.		5/6/18	309	21,630	*(a)

TOTAL WARRANTS (Cost - $16,894)				65,520

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $193,145,143)				182,083,747

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 4.9%
Repurchase Agreements - 4.9%
Deutsche Bank Securities Inc. repurchase agreement dated 3/31/15; Proceeds at maturity - $9,700,027; (Fully collateralized by U.S. government obligations, 2.500% due 7/15/16; Market value - $9,894,000) (Cost - $9,700,000)	0.100%	4/1/15	9,700,000	9,700,000

TOTAL INVESTMENTS - 97.6% (Cost - $202,845,143#)				191,783,747
Other Assets in Excess of Liabilities - 2.4%				4,743,225

TOTAL NET ASSETS - 100.0%				$196,526,972

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Illiquid security.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	The coupon payment on these securities is currently in default as of March 31, 2015.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Value is less than $1.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of March 31, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
DIP	— Debtor-in-Possession
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s portfolio holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$29,645,309	$758,240		$30,403,549
Industrials	—	24,438,813	2,724,940		27,163,753
Materials	—	18,685,382	0	*	18,685,382
Utilities	—	3,053,101	597,180		3,650,281
Other corporate bonds & notes	—	82,432,268	—		82,432,268
Asset-backed securities	—	222,750	482,500		705,250
Convertible bonds & notes	—	427,424	—		427,424
Senior loans:
Health care	—	429,731	713,700		1,143,431
Other senior loans	—	4,560,441	—		4,560,441
Sovereign bonds	—	6,121,191	—		6,121,191
Common stocks:
Consumer discretionary	$555,107	55,124	0	*	610,231
Energy	—	—	652,036		652,036
Financials	748,187	—	—		748,187
Health care	—	—	456,500		456,500
Industrials	—	—	267,468		267,468
Materials	—	92,488	—		92,488
Convertible preferred stocks	—	71,168	—		71,168
Preferred stocks	3,827,179	—	—		3,827,179
Warrants	—	65,520	—		65,520

Total long-term investments	$5,130,473	$170,300,710	$6,652,564		$182,083,747

Short-term investments†	—	9,700,000	—		9,700,000

Total investments	$5,130,473	$180,000,710	$6,652,564		$191,783,747

Other financial instruments:
Forward foreign currency contracts	—	$723,011	—		$723,011

Total	$5,130,473	$180,723,721	$6,652,564		$192,506,758

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Futures contracts	$37,884	—	—		$37,884
Forward foreign currency contracts	—	$2,931	—		2,931

Total	$37,884	$2,931	—		$40,815

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

For the period ended March 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2015, securities valued at $92,488 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES						SENIOR LOANS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	INDUSTRIALS	MATERIALS		UTILITIES	ASSET BACKED SECURITIES	HEALTH CARE	TOTAL
Balance as of December 31, 2014	$745,744	—	$0	*	—	—	—	$745,744
Accrued premiums/discounts	2,087	—	—		—	—	—	2,087
Realized gain (loss)	—	—	—		—	—	—	—
Change in unrealized appreciation (depreciation)(1)	9,268	—	—		—	$(3,713)	—	5,555
Purchases	1,141	—	—		—	486,213	—	487,354
Sales	—	—	—		—	—	—	—
Transfers into Level 3(2)	—	$2,724,940	—		$597,180	—	$713,700	4,035,820
Transfers out of Level 3	—	—	—		—	—	—	—

Balance as of March 31, 2015	$758,240	$2,724,940	$0	*	$597,180	$482,500	$713,700	$5,276,560

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2015(1)	$9,268	—	—		—	$(3,713)	—	$5,555

	COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY		ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS	Total
Balance as of December 31, 2014	$0	*	$154,625	$456,500	$488,181	$20,492	$1,119,798
Accrued premiums/discounts	—		—	—	—	—	—
Realized gain (loss)	—		—	—	—	—	—
Change in unrealized appreciation (depreciation)(1)	—		497,411	—	(220,713)	71,996	348,694
Purchases	—		—	—	—	—	—
Sales	—		—	—	—	—	—
Transfers into Level 3	—		—	—	—	—	—
Transfers out of Level 3(3)	—		—	—	—	(92,488)	(92,488)

Balance as of March 31, 2015	$0	*	$652,036	$456,500	$267,468	—	$1,376,004

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2015(1)	—		$497,411	—	$(220,713)	—	$276,698

The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(2)	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

(3)	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,519,433
Gross unrealized depreciation	(15,580,829)

Net unrealized depreciation	$(11,061,396)

At March 31, 2015, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	22	6/15	$2,798,054	$2,835,938	$(37,884)

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2015, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	400,000	USD	421,888	Citibank N.A.	5/13/15	$8,444
USD	427,460	AUD	550,000	Citibank N.A.	5/13/15	9,533
USD	2,405,766	EUR	2,105,307	Citibank N.A.	5/13/15	140,812
USD	252,245	EUR	220,000	Citibank N.A.	5/13/15	15,563
USD	656,951	EUR	580,000	Citibank N.A.	5/13/15	32,969
USD	219,253	EUR	200,000	Citibank N.A.	5/13/15	4,087
USD	336,946	GBP	221,262	Credit Suisse	5/13/15	8,815
USD	447,974	EUR	390,810	JPMorgan Chase & Co.	5/13/15	27,528
EUR	390,000	USD	422,505	UBS AG	5/13/15	(2,931)
USD	7,354,674	EUR	6,434,805	UBS AG	5/13/15	431,913
USD	1,615,210	GBP	1,059,926	UBS AG	5/13/15	43,347

Total						$720,080

Abbreviations used in this table:

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 22, 2015